Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest Transactions
The Plan considers certain entities and individuals as parties-in-interest, including among others, fiduciaries of the Plan, any party rendering service to the Plan, the employer Plan Sponsor, and unions covered by the Plan. Certain Plan investments, including investments in the collective trusts and money market funds, are managed by SSGA and SSBT. Underlying investments in the Stable Value Fund are sponsored by the investment manager for the fund, SEI Trust Company, which qualifies as a party-in-interest. The underlying investments of the Stable Value Fund also include investments in insurance contracts for subsidiaries of Metlife Inc., which provides insurance services to the Plan Sponsor for a fee, and qualifies as a party-in-interest. As the Plan Trustee, ETC issued, managed, or had custodial relationships with certain Plan investments. Therefore, transactions related to these investments qualify as party-in-interest transactions. In addition, the recordkeeper Empower was paid administrative fees throughout the year. Fees paid by the Plan to parties-in-interest amounted to approximately $1,406,000 and $1,761,000 for the years ended December 31, 2025 and 2024, respectively. Party-in-interest transactions also include notes receivable from participants.

At December 31, 2025 and 2024, the Plan held approximately 759,000 and 840,000 shares, respectively, of common stock of the Company with a fair value of approximately $33,124,000 and $41,050,000, respectively. During the year ended December 31, 2025, purchases and sales of the Company's common stock were approximately $6,704,000 and $10,187,000, respectively. During the year ended December 31, 2024, purchases and sales of the Company's common stock were approximately $10,018,000 and $11,295,000, respectively. During the years ended December 31, 2025 and 2024, the Plan recorded dividend income on the common stock of the Company of approximately $1,702,000 and $1,734,000, respectively, and realized losses of approximately $892,000 and $55,000, respectively.